Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Cash Flow Statement [Abstract]
Amounts receivable	$ (7.9)	$ 14.0
Inventory	13.9	(15.9)
Advances and prepaid expenses	(7.2)	(4.3)
Accounts payable and accrued liabilities	7.6	(12.1)
Income taxes (paid) refunded	(4.2)	(1.5)
Increase (decrease) in working capital	2.2	(19.8)
Interest received, classified as investing activities	$ 2.8	$ 2.5